LONG-TERM DEBT - Retired/Repaid (Details) $ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 CAD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jan. 31, 2017 CAD ($)
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019
Debt Instrument [Line Items]
Amount	$ 700
Interest Rate	2.125%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019
Debt Instrument [Line Items]
Amount	$ 550
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due May 2019
Debt Instrument [Line Items]
Amount			$ 13
Interest Rate			9.35%	9.35%
TRANSCANADA PIPELINES LIMITED | Debentures due March 2019
Debt Instrument [Line Items]
Amount					$ 100
Interest Rate					10.50%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2019
Debt Instrument [Line Items]
Amount						$ 750
Interest Rate						7.125%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2019
Debt Instrument [Line Items]
Amount						$ 400
Interest Rate						3.125%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due August 2018
Debt Instrument [Line Items]
Amount								$ 850
Interest Rate								6.50%
TRANSCANADA PIPELINES LIMITED | Debentures due March 2018
Debt Instrument [Line Items]
Amount											$ 150
Interest Rate											9.45%	9.45%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2018, fixed interest rate
Debt Instrument [Line Items]
Amount													$ 500
Interest Rate													1.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due January 2018, floating interest rate
Debt Instrument [Line Items]
Amount													$ 250
TRANSCANADA PIPELINES LIMITED | Debentures due December 2017
Debt Instrument [Line Items]
Amount														$ 100
Interest Rate														9.80%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2017
Debt Instrument [Line Items]
Amount															$ 1,000
Interest Rate															1.625%
TRANSCANADA PIPELINES LIMITED | Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount																	$ 1,513		$ 500
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due January 2017
Debt Instrument [Line Items]
Amount																				$ 300
Interest Rate																				5.10%
TC PIPELINES, LP | Unsecured Term Loan Due June 2019
Debt Instrument [Line Items]
Amount		$ 50
TC PIPELINES, LP | Unsecured Term Loan due December 2018
Debt Instrument [Line Items]
Amount							$ 170
GAS TRANSMISSION NORTHWEST LLC | Unsecured Term Loan due May 2019
Debt Instrument [Line Items]
Amount				$ 35
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Notes due June 2018
Debt Instrument [Line Items]
Amount									$ 500
Interest Rate									2.45%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Secured Notes due May 2018
Debt Instrument [Line Items]
Amount										$ 18
Interest Rate										5.90%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes due March 2018
Debt Instrument [Line Items]
Amount												$ 9
Interest Rate											6.73%	6.73%
TUSCARORA GAS TRANSMISSION COMPANY | Senior Secured Notes due August 2017
Debt Instrument [Line Items]
Amount																$ 12
Interest Rate																3.82%
TRANSCANADA PIPELINE USA LTD. | Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount																	$ 630	$ 1,070